Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000152732 [Member]
Shareholder Report [Line Items]
Fund Name	River CanyonTotal Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	RCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at rivercanyonfunds.com/documents/. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
Additional Information Phone Number	800-245-0371 (toll free) or 312-557-0164
Additional Information Website	rivercanyonfunds.com/documents/
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, over the fiscal year, returning 12.13% net of fees, vs. the benchmark return of 11.57%. The Fund's relative outperformance to its benchmark was driven by the Fund's focus on security selection, maintaining exposure to higher yielding, shorter duration securities with diverse underlying collateral, and active allocation across credit sectors to optimize relative value. The Fund enjoyed strong inflows during the year, and the portfolio management team opportunistically deployed this capital across various fixed-income sectors, focusing on unique corporate and asset-backed securities. Most of the Fund's sector exposures produced positive returns during the year, with the primary contributors to performance being the Fund's exposure to Corporate, Asset-Backed, and non-agency Residential Mortgage Backed securities.
Key Sector Exposure and Attribution
Exposure to credit sectors drove the Fund’s outperformance relative to its benchmark over the reporting period, most notably fund exposure to U.S. corporate, asset backed, residential mortgage backed, and municipal securities drove this outperformance. Asset class hedges detracted from performance.
Portfolio Sector	Starting Allocation	Ending Allocation	Change in Allocation	Gross Return Contribution
Asset Backed	33%	34%	1%	2.77%
Collateralized Loan Obligations	2%	2%	0%	0.32%
Commercial Mortgaged Backed	6%	2%	-4%	0.49%
Corporate	32%	35%	3%	4.53%
Municipal	4%	4%	0%	1.20%
RMBS – Agency	5%	5%	0%	1.71%
RMBS non- Agency	13%	9%	-4%	1.95%
US Treasury	0%	3%	3%	0.47%
Other	5%	6%	1%	-0.62%
Fund Allocation Analysis
The Fund maintained a tactical duration focus on the shorter end of the yield curve, given more attractive yield levels and to reduce the Fund’s exposure to movements in interest rates. The Fund’s strategic allocation throughout the year Corporate Credit and Asset Back Securities, played a key role in the Fund’s performance as these two sectors were the primary drivers of positive returns. The Funds exposure to non-Agency Residential Mortgages and Commercial Mortgage-Backed securities was reduced via paydowns and sales.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Shares of the Fund since its inception on December 30, 2014. It assumes a $100,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	12.13%	4.73%	5.61%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.71%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit rivercanyonfunds.com/documents/ for the most recent performance information.
Net Assets	$ 912,486,036
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 3,112,862
Investment Company Portfolio Turnover	63.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$912,486,036
Total number of portfolio holdings	170
Total advisory fees paid	$3,112,862
Portfolio turnover rate as of the end of the reporting period	63.11%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Asset-Backed Securities	39.1%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.7%
Short-Term Investments	10.7%
Foreign Issuer Bonds	9.9%
Bank Debts	9.2%
Municipal Bonds	3.8%
Bankruptcy Claims	3.5%
U.S. Government Obligations	2.8%
All other asset types less than 2%	—%